19. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
	2019	2018

Balance, beginning of year	$6,730,842	$7,356,906
Loans - New Directors	0	936,445
New loans to existing Principal Officers/Directors	4,491,524	5,582,052
Repayment	(2,094,824)	(7,144,561)
Balance, end of year	$9,127,542	$6,730,842